Details of Significant Accounts - Changes in Liabilities from Financing Activities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance	$ 168,050		$ 168,250
Changes in cash flow from financing activities	360,107		(200)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	600
Ending Balance	528,757	$ 17,274	168,050
Short-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance	46,000		46,000
Ending Balance	46,000	1,503	46,000
Long-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance	70,050		71,750
Changes in cash flow from financing activities	364,107		(1,700)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	600
Ending Balance	434,757	14,203	70,050
Financial lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance	52,000		50,500
Changes in cash flow from financing activities	(4,000)		1,500
Ending Balance	$ 48,000	$ 1,568	$ 52,000